JPMORGAN TRUST I

JPMorgan U.S. Equity Funds
JPMorgan Capital Growth Fund
Prospectuses dated November 1, 2008
(All Share Classes)

JPMORGAN TRUST II

JPMorgan U.S. Equity Funds
JPMorgan Diversified Mid Cap Growth Fund
JPMorgan Diversified Mid Cap Value Fund
JPMorgan Large Cap Growth Fund
Prospectuses dated November 1, 2008
(All Share Classes)

J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.

JPMorgan U.S. Equity Funds
JPMorgan Mid Cap Value Fund
Prospectuses dated November 1, 2008
(All Share Classes)

Supplement dated June 23, 2009
to the Prospectuses as dated above, and as supplemented

Fund Mergers

At special meetings of shareholders held June 15, 2009, or at an adjournment held on June 22, 2009, the shareholders of the Acquired Funds listed in the chart below approved the merger of each Acquired Fund into the corresponding Acquiring Fund. Each of the following approved mergers is expected to close as of the close of business on June 26, 2009.

ACQUIRED FUNDS		ACQUIRING FUNDS
JPMorgan Capital Growth Fund	merges with and into	JPMorgan Diversified Mid Cap Growth Fund (to be renamed JPMorgan Mid Cap Growth Fund effective June 27, 2009)
JPMorgan Diversified Mid Cap Value Fund	merges with and into	JPMorgan Mid Cap Value Fund

SUP-USEQ-CM2-609

Other Matters Considered at the June 15, 2009 Special Shareholder Meeting

At the shareholder meeting held on June 15, 2009, shareholders also considered proposals to change the current fundamental investment objectives for JPMorgan Diversified Mid Cap Growth Fund and the JPMorgan Large Cap Growth Fund to new non-fundamental investment objectives. Shareholders did not approve the changes in the investment objectives for these Funds. As a result, the fundamental investment objective for each Fund will continue to be as follows:

JPMorgan Diversified Mid Cap Growth Fund

The Fund seeks growth of capital and secondarily, current income by investing primarily in equity securities.

JPMorgan Large Cap Growth Fund

The Fund seeks long-term capital appreciation and growth of income by investing primarily in equity securities.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE